Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill
Schedule of changes in the carrying amount of goodwill by segment

			Real estate
	Primary	Secondary	information
	real estate	real estate	and	Real estate
	agency	brokerage	consulting	online	Other
	services	services	services	services	services	Total
	$	$	$	$	$	$
Balance as of January 1, 2010	2,683,889	73,092	4,350,789	444,885,665	666,257	452,659,692
Goodwill recognized upon acquisition	—	—	—	396,736	—	396,736
Exchange rate translation	81,084	2,208	—	—	—	83,292
Gross Goodwill	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Accumulated impairment	—	—	—	—	—	—
Balance as of December 31, 2010	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Goodwill recognized upon acquisition	523,257	—	1,316,215	12,616,623	—	14,456,095
Disposal of subsidiaries	—	—	—	—	(666,257)	(666,257)
Exchange rate translation	141,951	3,845	—	75,302	—	221,098
Gross goodwill	3,430,181	79,145	5,667,004	457,974,326	—	467,150,656
Accumulated impairment	—	—	—	(417,822,304)	—	(417,822,304)
Balance as of December 31, 2011	3,430,181	79,145	5,667,004	40,152,022	—	49,328,352